Cover Cover	Aug. 01, 2022	May 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	JELD-WEN HOLDING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38000
Entity Tax Identification Number	93-1273278
Entity Address, Street Address	2645 Silver Crescent Drive
Entity Address, City	Charlotte
Entity Address, State	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	378-5700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock (par value $0.01 per share)
Trading Symbol		JELD
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001674335
Amendment Flag	false